Long-Term Debt (Maturities Of Long-Term Debt And Advances) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
2013	$ 30,914
2014	111,329
2015	1,220
2016	26,276
2017	50,567
2018 and thereafter	203,071
Total	$ 423,377	$ 452,733